Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Operating lease ROU assets	$ 11,708	$ 14,260
Operating lease liabilities, current	4,521	4,972
Operating lease liabilities, long-term	$ 7,155	$ 9,157
Weighted average remaining lease term (in years)	4 years 7 months 17 days	4 years 7 months 2 days
Weighted average discount rate	2.73%	2.48%